OTHER ASSETS	12 Months Ended
Dec. 31, 2018
OTHER ASSETS [Abstract]
OTHER ASSETS
8.	OTHER ASSETS

The principal components of the Company’s other assets are as follows (dollars in thousands):

	December 31, 2018	December 31, 2017
Value added tax receivables, net	$6,016	$2,915
Investment in unconsolidated subsidiary	2,908	8,196
Portfolio B orderbook value (see Note 6)	103,951	—
Horizon I Limited equity certificates	5,747	—
Other assets	6,338	6,055
Total other assets	$124,960	$17,166

During the fourth quarter of 2018, the Company purchased $5.7 million of equity certificates issued by Horizon I Limited. The investment was initially accounted for at cost and changes in fair value will be recognized into income. The Company has entered into a seven-year lock-up agreement in connection with the equity certificates.

The Company has a 57.4% interest in Fly-Z/C Aircraft Holdings LP (“Fly-Z/C LP”). Summit Aviation Partners LLC (“Summit”) has a 10.2% interest in the joint venture. A subsidiary of BBAM Limited Partnership (“BBAM LP”) is the general partner of the joint venture. The joint venture owns one aircraft. During the year ended December 31, 2018, the Company received cash distributions of $5.2 million. During the years ended December 31, 2017 and 2016, the Company received no distributions.